Condensed Parent Company Only Financial Statements - Summary of Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 37,229	$ 31,563
Total assets	973,649	967,689
Liabilities and equity Liabilities
Dividends payable - common	326	180
Subordinated debentures	10,310	10,310
Total liabilities	877,932	862,690
Equity:
Preferred stock
Common stock	79	79
Common stock warrants		556
Additional paid-in capital	58,302	76,288
Retained earnings	44,694	41,829
Accumulated other comprehensive income	(1,429)	9,723
Total equity	95,717	104,999	118,483	111,444
Total liabilities and equity	973,649	967,689
Preferred Stock [Member]
Equity:
Treasury stock		(18,400)
Common Stock [Member]
Equity:
Treasury stock	(5,929)	(5,076)
Total equity	79	79	79	77
HopFed [Member]
Assets:
Cash and due from banks	5,199	2,863
Investment in subsidiary	100,914	113,131
Prepaid expenses and other assets	1,078	707
Total assets	107,191	116,701
Liabilities and equity Liabilities
Unrealized loss on derivative	750	1,126
Dividends payable - common	325	180
Interest payable	87	86
Other liabilities	2
Subordinated debentures	10,310	10,310
Total liabilities	11,474	11,702
Equity:
Preferred stock
Common stock	79	79
Common stock warrants		556
Additional paid-in capital	58,302	76,288
Retained earnings	44,694	41,829
Accumulated other comprehensive income	(1,429)	9,723
Total equity	95,717	104,999
Total liabilities and equity	107,191	116,701
HopFed [Member] | Preferred Stock [Member]
Equity:
Treasury stock		(18,400)
HopFed [Member] | Common Stock [Member]
Equity:
Treasury stock	$ (5,929)	$ (5,076)